Supplementary Financial Statements Information (Sales) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item		Dec. 31, 2013		Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Number of operating segment	1
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 6,619	[1]	$ 11,179	[1]	$ 8,436	[1]
Customer One [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	20.00%		16.00%		14.00%
Customer Two [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	14.00%		10.00%		12.00%
Customer Three [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	12.00%		10.00%		10.00%
Customer Four [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer					10.00%
Enterprise Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	6,619		11,090		8,430
Carrier Solution [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales			89		6
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	103	[2]	110	[2]	91	[2]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,756	[2]	3,841	[2]	3,194	[2]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	2,341	[2]	2,467	[2]	2,118	[2]
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	711	[2]	1,817	[2]	1,184	[2]
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	598	[2]	2,717	[2]	1,677	[2]
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 110	[2]	$ 227	[2]	$ 172	[2]

[1]	See Note 9 for transactions with related parties.
[2]	Sales are attributed to geographical areas based on location of customers. The Company's property and equipment is primarily located in Israel.